Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

Note 10. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	March 31, 2025	December 31, 2024
Accrued professional services	$4,208	$4,897
Accrued royalties	1,250	1,361
Accrued tax liabilities	1,082	1,018
Other accrued expenses	6,774	1,575
Total accrued expenses and other current liabilities	$13,314	$8,851

Note 9. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	As of December 31,
	2024	2023
Accrued professional services	$4,897	$1,596
Accrued royalties	1,361	1,689
Accrued tax liabilities	1,018	822
Other accrued expenses	1,575	1,948
Total accrued expenses and other current liabilities	$8,851	$6,055